Borrowings - Summary of Securitization Transactions (Parenthetical) (Detail) (FFELP Loan Securitizations Subordinated Trust [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Nov. 30, 2011
FFELP Loan Securitizations Subordinated Trust [Member]
Securities Financing Transaction [Line Items]
ABS transaction, Total	$ 45	$ 24